STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended													6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ 0	$ (30,799,160)	$ 10,719,999	$ (28,890,395)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (20,079,161)	$ 0	$ (28,890,395)	$ 0
Adjustments to reconcile net loss to net cash used in operating activities:
Trust account interest income															(31,537)		(78,624)
(Gain) loss on warrant derivative liability		(30,330,000)													(19,120,000)	$ 0	(27,690,000)	0
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses															(26,594)		(105,838)
Increase (decrease) in accounts payable and accrued liabilities															14,432		(127,450)
Net cash used in operating activities															(1,031,724)		(1,257,407)
Cash flows from investing activities:
Cash withdrawn from trust account for tax payments															99,803		(500,000,000)
Net cash provided by investing activities															99,803		500,000,000
Cash flows from financing activities:
Proceeds from public offering																	500,000,000
Payment for underwriting discounts																	(8,953,885)
Payment of offering costs																	(606,622)
Payment of notes payable, affiliates																	(166,750)
Proceeds from stock subscriptions receivable, affiliates																	(2,070)
Net cash provided by financing activities																	502,274,813
Net increase (decrease) in cash and cash equivalents															(931,921)		1,017,406
Cash and cash equivalents at beginning of period			$ 1,017,406				$ 1,017,406								1,017,406		1,017,406
Cash and cash equivalents at end of period		$ 85,485		$ 1,017,406				$ 1,017,406							85,485		1,017,406	$ 1,017,406
Statement of Cash Flows:
Change in value of common shares subject to possible conversion															$ (77,145,592)		(26,989,759)
Initial classification of common shares subject to possible conversion																	449,844,167
Deferred underwriting commissions																	17,500,000
Initial warrant derivative liability																	28,030,000
Offering costs included in Notes payable, affiliates																	$ 166,750